Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Stock offering, issuance costs	$ 665	$ 25,000
Change in unrealized gain on securities available for sale			207
Reclassification adjustment for securities gains included in net income			$ (657)
Common stock, dividends, per share, cash paid			$ 5.50
Common stock, par value	$ 0.01	$ 0.01	$ 0.625